Business Combinations - Fair value of assets acquired and liabilities assumed (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 23, 2015
IFRS Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Assets [Abstract]
Goodwill	$ 205,287	$ 230,210	$ 426,851
Globe Specialty Metals Inc
IFRS Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Assets [Abstract]
Goodwill	$ 205,287	$ 230,210	$ 425,413	$ 425,413
Other intangible assets				43,746
Property, plant and equipment				584,617
Non-current financial assets				2,521
Deferred tax assets				22,994
Other non-current assets				1,386
Total non-current assets acquired				1,080,677
IFRS Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets [Abstract]
Inventories				117,230
Trade and other receivables				73,753
Current financial assets				4,112
Other current assets				5,231
Cash and cash equivalents				77,709
Total current assets acquired				278,035
Total assets acquired				1,358,712
IFRS Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities [Abstract]
Provisions				33,877
Bank borrowings				100,048
Obligations under finance leases				3,283
Other non-current liabilities				4,451
Deferred tax liabilities				140,435
Total non-current liabilities acquired				282,094
IFRS Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities [Abstract]
Provisions				5,439
Bank borrowings				1,167
Obligations under finance leases				2,627
Trade and other payables				58,044
Other current liabilities				66,770
Total current liabilities acquired				134,047
Net assets acquired				942,571
Non-controlling interests				(144,533)
Acquisition Consideration				$ 798,038